STOCK OPTION PLANS (Details - Options outstanding) - Equity Option [Member]	9 Months Ended
Sep. 30, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding - beginning | shares	1,135,909
Weighted average exercise price - beginning | $ / shares	$ 16.69
Weighted average contractural term	8 years 4 months 20 days
Aggregate intrinsic value - beginning | $	$ 0
Shares granted | shares	37,500
Weighted average exercise price - shares granted | $ / shares	$ 3.56
Weighted average contractural term -granted	8 years 11 months 19 days
Aggregate intrinsic value - granted | $	$ 0
Shares cancelled and expired | shares	(10,688)
Weighted average exercise price - shares Cancelled | $ / shares	$ 21.77
Aggregate intrinsic value - Cancelled & Expired | $	$ 0
Shares outstanding - ending | shares	1,162,721
Weighted average exercise price - ending | $ / shares	$ 16.22
Weighted average contractural term	7 years 8 months 8 days
Aggregate intrinsic value - ending | $	$ 0
Shares exercisable | shares	1,154,483
Weighted average exercise price - exercisable | $ / shares	$ 16.16
Weighted average contractural term - exercisable	7 years 8 months 4 days
Aggregate intrinsic value - exercisable | $	$ 0